GENERAL	12 Months Ended
Dec. 31, 2024
Disclosure Of General Information [Abstract]
GENERAL
NOTE 1: – GENERAL

Evogene Ltd. together with its subsidiaries (the "Company" or "Evogene") is a leading computational biology company aiming to revolutionize life-science product development across several market segments, including human health, agriculture, and other industries, by utilizing cutting edge computational technologies. To achieve this mission, Evogene established its unique Computational Predictive Biology (“CPB”) platform, leveraging big data and artificial intelligence, and incorporating deep multidisciplinary understanding in life sciences. The CPB platform is the basis for three technology engines, each focused on the direction and acceleration of the discovery and development of products based on one of the following core components: Microbes – MicroBoost AI, Small molecules – ChemPass AI, Genetic elements – GeneRator AI. Evogene uses its technological engines to support the development of products for the life science industry through dedicated subsidiaries and with strategic partners. Currently, Evogene’s main subsidiaries utilize the technological engines to develop human microbiome-based therapeutics by Biomica Ltd., medical cannabis products by Canonic Ltd., ag-chemicals by AgPlenus Ltd., ag-biologicals by Lavie Bio Ltd. and an integrated end-to-end solution for large-scale castor bean cultivation by Casterra Ag Ltd. Canonic Ltd. ceased its operation during the first half of 2024.

Evogene Ltd. was founded on October 10, 1999, as Agro Leads Ltd., a division of Compugen Ltd. In 2002, the Company was spun-off as an independent corporation under the laws of the State of Israel, and changed its name to Evogene Ltd.

The Company’s shares have been listed for trading on the Tel Aviv Stock Exchange (“TASE”) since 2007, on the New York Stock Exchange (“NYSE”) from November 2013 until December 2016, and on the Nasdaq Stock Market (“NASDAQ”) since December 2016.

Liquidity, Capital Resources and Management's Plans

Under IFRS Accounting Standard IAS1, Presentation of Financial Statements, management shall assess an entity's ability to continue as a going concern. When management is aware, in making its assessment, of material uncertainties related to events or conditions that may cast significant doubt upon the entity's ability to continue as a going concern, the entity shall disclose those uncertainties. In assessing whether the going concern assumption is appropriate, management considers all available information about the future, which is at least, but is not limited to, twelve months from the end of the reporting period.

The Company concluded that the following conditions raised substantial doubt about its ability to continue as a going concern:

-	History of reporting operating losses of $22,210 and $26,508 for the years ended December 31, 2024, and 2023, respectively;

-	Net operating cash outflows of $19,700 and $21,577 in 2024 and 2023, respectively;

-	The Company's Accumulated Deficit balance as of December 31, 2024, is $274,071
The Company has approved a plan, to improve its available cash balances, liquidity and cash flows generated from operations. The Company has identified several potential actions including cost preservation measures that would be initiated in a timely manner to address the Company’s liquidity needs over the twelve-month period from the date the Consolidated Financial Statements are issued, as follows:

•	Reducing non-essential expenses and implement headcount reductions to conserve cash and improve its liquidity position;

•	Deferral and reprioritization of certain research and development programs that would involve reduced program and headcount spend

The Company has a history of operating losses and negative cash flows from operations. However, despite these conditions, the Company believes management’s plans, as described more fully above, will provide sufficient liquidity to meet its financial obligations and maintain levels of liquidity over the twelve-month period from the date the Consolidated Financial Statements are issued. Therefore, management concluded this plan alleviate the substantial doubt that was raised about the Company’s ability to continue as a going concern for at least twelve months from the date that the Consolidated Financial Statements were issued.

The accompanying Consolidated Financial Statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and the settlement of liabilities in the normal course of business. The Consolidated Financial Statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.

Although not considered for purposes of the Company’s assessment of whether substantial doubt was alleviated, the Company has plans to improve operating cash flows by entering other collaborations, strategic alliances or licensing arrangements with third parties. The Company also exploring exit opportunities for certain subsidiaries. The Company may seek to raise additional funds through public or private equity or debt financings or other sources.

The Company’s plans are subject to inherent risks and uncertainties. Accordingly, there can be no assurance that the Company’s plans can be effectively implemented and, therefore, that the conditions can be effectively mitigated.

Until such time, if ever, the Company expects to finance its operations through equity or debt financings, which may not be available to the Company on the timing needed or on terms that the Company deems to be favorable. To the extent that the Company raises additional capital through the sale of equity or debt securities, the ownership interest of its stockholders will be diluted. If the Company is unable to maintain sufficient financial resources, its business, financial condition and results of operations will be materially and adversely affected.

Evogene Ltd. was founded on October 10, 1999, as Agro Leads Ltd., a division of Compugen Ltd. In 2002, the Company was spun-off as an independent corporation under the laws of the State of Israel, and changed its name to Evogene Ltd.

The Company’s shares have been listed for trading on the Tel Aviv Stock Exchange (“TASE”) since 2007, on the New York Stock Exchange (“NYSE”) from November 2013 until December 2016, and on the Nasdaq Stock Market (“NASDAQ”) since December 2016.

a.
The Company principally derives its revenues from collaboration and licensing agreements, sales from castor seeds and sales of medical cannabis products in Israel (until the cessation of Canonic Ltd.’s activities during the first half of 2024) (see Note 5). As to major customers, see Note 21c.

b.
The Company has the following direct and indirect subsidiaries: Casterra Ag Ltd. (formerly Evofuel Ltd.), Evogene Inc., Biomica Ltd., AgPlenus Ltd., AgPlenus Inc., Lavie Bio Ltd., Lavie Bio Inc., Lavie Tech Inc., Taxon Biosciences, Inc. and Canonic Ltd.

Casterra Ag Ltd. was incorporated on December 29, 2011 and is currently focusing on the development and sales of improved castor seeds for industrial uses.

Evogene Inc. was incorporated in Delaware, United States on September 22, 2006. From 2015 to 2019, Evogene Inc. was engaged in research and development in the field of insect control and located in the Bio-Research and Development Growth (BRDG) Park, in St. Louis, Missouri, United States.

Biomica Ltd. was incorporated on March 2, 2017, with the mission of discovering and developing human microbiome-based therapeutics.

AgPlenus Ltd. was incorporated on June 10, 2018, with the mission to design effective and sustainable crop protection ag-chemicals products by leveraging predictive biology.

On August 27, 2020, AgPlenus Ltd. incorporated a wholly owned U.S. subsidiary, AgPlenus Inc.

Lavie Bio Ltd. was incorporated on January 21, 2019, with the mission to improve food quality and sustainability through the introduction of microbiome-based ag-biological products. In 2019, Lavie Bio Ltd. incorporated two wholly owned subsidiaries, Lavie Bio Inc., located in the City Foundry STL Project, in St. Louis, Missouri, United States, and Lavie Tech Inc. Lavie Tech Inc. wholly owns as a subsidiary Taxon Biosciences, Inc. (see item c below).

Canonic Ltd. was incorporated on March 25, 2019, with the mission to develop next-generation medical cannabis products. During 2024, Canonic Ltd. ceased its activities.

On April 2, 2024, the Company and The Kitchen Food Tech Hub (TKH), the food tech incubator and investment arm of Strauss Group, jointly announced the establishment of Finally Foods Ltd., an AI-driven company specializing in molecular farming for the food sector, committed to providing sustainable alternative sources to animal-based proteins (“Finally Foods”). Finally Foods will leverage the Company’s AI technology to modify plants for efficient protein production. Evogene holds approximately 40% of the share capital of Finally Foods, on a fully diluted basis and accounts for this investment using the equity method.

c.
On August 6, 2019, Corteva Inc. (“Corteva”), through its subsidiary Pioneer Hi-Bred International, Inc., made an investment in the Company’s agriculture biologicals subsidiary, Lavie Bio Ltd., which included a cash investment of $10,000 and the contribution of all shares of Corteva’s wholly owned subsidiary Taxon Biosciences, Inc. in consideration for 27.84% of Lavie Bio Ltd.’s shares. As part of the foregoing transaction, the parties entered into a commercial arrangement, including the grant to Corteva of certain commercialization rights with respect to Lavie Bio Ltd.’s products, mainly in corn and soybean (see also Note 10 and Note 17h(1)).

d.
In August 2022, an affiliate company of ICL and Lavie Bio Ltd. entered a multi-year collaboration agreement for developing novel bio-stimulant products to enrich fertilizer efficiency. As part of the collaboration, ICL invested through an affiliate company in Lavie Bio Ltd. $10,000 under a SAFE agreement (simple agreement for future equity) (see also Note 12).

e.
On December 21, 2022, Biomica Ltd., signed a definitive agreement for a $20,000 financing round, led by Shanghai Healthcare Capital (“SHC”), out of which $10,000 was to be invested by the Company in Biomica Ltd. preferred shares. Following the closing of the transaction on April 27, 2023, the Company was diluted to approximately 67% of the share capital of Biomica Ltd., on a fully diluted basis, while SHC held approximately 20%, on a fully diluted basis (see also Note 17h(3)).

f.
On July 23, 2024 the Company announced a reverse share split of its issued and outstanding ordinary shares, at a ratio of 1-for-10, which was implemented after market close on July 24, 2024. All shares and per share amounts mentioned below have been retroactively adjusted to reflect that reverse share split. See also Note 17(b).

g.
On March 28, 2024, the Company entered a new At-The-Market Issuance Sales Agreement (the “Sales Agreement”), with Lake Street Capital Markets, LLC as selling agent. In accordance with the terms of the Sales Agreement, from time to time the Company may offer and sell its ordinary shares in an ATM offering having an aggregate offering price of up to $7,300. On August 26, 2024 the aggregate offering price was reduced to up to $4,500. During May 2024, the Company issued 10,000 ordinary shares pursuant to the Sales Agreement, with a selling price of $8.50 per share, resulting in gross proceeds of approximately $85. See also Note 17(c).

h.
On August 23, 2024, Evogene entered into a definitive securities purchase agreement, or the Securities Purchase Agreement, with an institutional investor (the “Investor”), pursuant to which Evogene agreed to issue and sell to such Investor in a registered direct offering (i) 265,000 ordinary shares, and (ii) pre-funded warrants, or the Pre-Funded Warrants, to purchase up to 1,427,308 ordinary shares. The Pre-Funded Warrants have an exercise price of $0.0001 per ordinary share, are immediately exercisable and may be exercised at any time until exercised in full. In a concurrent private placement, the Company also agreed to issue unregistered Series A ordinary warrants to purchase up to 1,692,308 ordinary shares, and unregistered Series B ordinary warrants to purchase up to 1,692,308 ordinary shares. Each ordinary share (or ordinary share equivalent in lieu thereof) was sold with one Series A ordinary warrant to purchase one ordinary share and one Series B ordinary warrant to purchase one ordinary share at a combined purchase price of $3.25. The Series A ordinary warrants have an exercise price of $3.55 per share, were immediately exercisable upon issuance and will expire five years from issuance. The Series B ordinary warrants have an exercise price of $3.55 per share, were immediately exercisable upon issuance and will expire eighteen months from issuance. The gross proceeds from the offering were approximately $5,500. (See also Note 17(c)).

i.
The Company’s subsidiaries and divisions are split into three operating segments: (1) Agriculture – Evogene seed traits division, Lavie Bio Ltd. and AgPlenus Ltd.; (2) Human health – Biomica Ltd. and Canonic Ltd.; and (3) Industrial – Casterra Ag Ltd. (see also Note 21).

j.	Definitions

In these Financial Statements -

Subsidiary
-  A company that is controlled by the Company (as defined in International Financial Reporting Standards (“IFRS”) 10- Consolidated Financial Statements) and whose accounts are consolidated with those of the Company.

Related parties	- As defined in International Accounting Standard (“IAS”) 24- Related Party Disclosures.